Accounts receivable and contract assets	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Accounts receivable and contract assets

8. Accounts receivable and contract assets

The following table presents the accounts receivable as of December 31, 2017 and 2018:

	As of December 31,
	2017	2018
	RMB	RMB
Accounts receivable	17,773	935,195
Allowance for doubtful accounts	—	(123,153)

Accounts receivable, net	17,773	812,042

The following table presents the aging of past-due accounts receivable as of December 31, 2017 and 2018:

	1-89 days past due	90 days or more past due	Total	Current

December 31, 2017	—	—	17,773	17,773

December 31, 2018	42,965	102,100	935,195	790,130

The following table presents the movement of provision for accounts receivable as of December 31, 2017 and 2018 respectively:

	For the Years Ended December 31,
	2017	2018
	RMB	RMB
Beginning balance	—	—
Impact due to adoption of new revenue standard	—	16,501
Current period accrual	—	106,652

Ending balance	—	123,153

The following table presents the contract assets as of December 31, 2017 and 2018:

	As of December 31,
	2017	2018
	RMB	RMB
Investment management fee for investment programs	—	110,321
Contract acquisition cost	—	1,782

	—	112,103

The following table presents the movement of contract assets for the years ended December 31, 2017 and 2018:

	For the Years Ended December 31,
	2017	2018
	RMB	RMB
Beginning balance	—	—
Impact due to adoption of new revenue standard		53,084
Recognition of investment management fee	—	208,471
Recognition of contract acquisition cost		4,186
Settlement upon maturity of investment programs	—	(146,483)
Settlement upon fulfilment of contract		(7,155)

Ending balance	—	112,103